COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
COMMITMENTS AND CONTINGENCIES
NOTE 7 - COMMITMENTS AND CONTINGENCIES

NOTE 7 - COMMITMENTS AND CONTINGENCIES

On November 24, 2020, a plaintiff (the “Plaintiff”) filed a complaint in the State District Court for Clark County, Nevada, naming Cytta as a Defendant. The Plaintiff contends that the Company had breached an agreement. On or about January 15, 2021, the Defendant filed an Answer and Counterclaim in the litigation and  contended that in fact the Plaintiff owed money to Cytta for having breached an earlier services agreement, of limited scope and duration, and was liable for defaming Cytta in various communications he had sent to certain persons or entities. Management has been contesting the matter vigorously. A bench trial is currently expected to take place during the first half of 2022.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

On October 22, 2020, the Company entered into the First Amendment to a Placement Agent Agreement with Boustead Securities, LLC (“Boustead”). Pursuant to the terms of the amendment, the Company agreed to compensate Boustead $10,000 and to issue Boustead 13,500,000 shares of common stock. The amendment also states that no additional compensation would be paid to Boustead on the first $1,150,000 of financing proceeds received by the Company on or after March 20, 2020. The agreement terminates on March 2, 2022.

On November 24, 2020, a plaintiff (the “Plaintiff”) filed a complaint in the State District Court for Clark County, Nevada, naming Cytta as a Defendant. The Plaintiff contends that the Company had breached an agreement. On or about January 15, 2021, the Defendant filed an Answer and Counterclaim in the litigation and also contended that in fact the Plaintiff owed money to Cytta having breached an earlier services agreement, of limited scope and duration, and other obligations owed to Cytta, and was liable for defaming Cytta in various communications he had sent to certain persons or entities prior to his demand being asserted. Management intends to contest the matter vigorously.